INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Deferred tax liability, net	$ 669	$ 818
Undistributed earnings of foreign subsidiaries	7,024
Tax expense (benefit) related to internal entity restructuring	$ 103	(324)
Mobility And Materials Businesses
Income Tax Contingency [Line Items]
Provision for income taxes on discontinued operations		21	$ 127
DuPont Specialty Products USA, LLC
Income Tax Contingency [Line Items]
Ownership percentage	100.00%
DuPont Specialty Products, Partnership
Income Tax Contingency [Line Items]
Deferred tax liability, net	$ 356	$ 410